UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2017 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES - 65.2%
Aerospace & Defense - 0.7%
$1,110	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (a)(b)(g)	$1,538,044

Auto Components - 0.8%
1,700	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	1,823,250

Auto Manufacturers - 1.4%
	Tesla, Inc.,
1,920	0.25%, 3/1/19 (g)	2,091,600
910	2.375%, 3/15/22	1,106,787
		3,198,387
Biotechnology - 4.0%
700	AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19 (g)	724,500
1,290	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19 (g)	1,425,450
	BioMarin Pharmaceutical, Inc. (g),
770	0.599%, 8/1/24	737,756
820	0.75%, 10/15/18	868,688
740	1.50%, 10/15/20	843,138
1,975	Illumina, Inc., 0.50%, 6/15/21 (g)	2,277,422
800	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	902,500
740	Ligand Pharmaceuticals, Inc., 0.75%, 8/15/19 (g)	1,436,062
325	Novavax, Inc., 3.75%, 2/1/23 (a)(g)	148,484
		9,364,000
Building Materials - 0.5%
1,200	Cemex S.A.B de C.V., 3.72%, 3/15/20 (g)	1,280,250

Commercial Services - 3.5%
1,440	Euronet Worldwide, Inc., 1.50%, 10/1/44 (g)	1,971,000
1,150	LendingTree, Inc., 0.625%, 6/1/22 (a)(b)	1,633,000
1,040	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (g)	1,379,950
1,190	Macquarie Infrastructure Corp., 2.875%, 7/15/19 (g)	1,256,938
1,065	Square, Inc., 0.375%, 3/1/22 (a)(b)(g)	1,806,506
		8,047,394
Computers - 0.8%
1,480	Lumentum Holdings, Inc., 0.25%, 3/15/24 (a)(b)	1,883,300

Diversified Financial Services - 1.8%
1,560	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22 (g)	1,566,825
1,645	Encore Capital Group, Inc., 3.25%, 3/15/22 (a)(b)(g)	1,959,606
675	PRA Group, Inc., 3.00%, 8/1/20 (g)	618,891
		4,145,322
Electrical Equipment - 0.7%
	SunPower Corp. (g),
1,115	0.875%, 6/1/21	885,728
1,035	4.00%, 1/15/23	822,825
		1,708,553
Electronics - 1.6%
1,685	II-VI, Inc., 0.25%, 9/1/22 (a)(b)	1,971,450
1,720	OSI Systems, Inc., 1.25%, 9/1/22 (a)(b)	1,814,600
		3,786,050
Energy-Alternate Sources - 2.0%
1,585	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(b)	1,546,366
1,285	Pattern Energy Group, Inc., 4.00%, 7/15/20	1,328,369
1,915	SolarCity Corp., 1.625%, 11/1/19 (g)	1,810,872
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)(g)(h) (acquisition cost - $3,475,717; purchased 5/27/15-10/5/15)	76,999
		4,762,606
Engineering & Construction - 0.7%
1,355	Dycom Industries, Inc., 0.75%, 9/15/21 (g)	1,580,269

Healthcare-Products - 1.1%
670	Quidel Corp., 3.25%, 12/15/20	979,875
1,390	Wright Medical Group, Inc., 2.00%, 2/15/20	1,511,625
		2,491,500
Healthcare-Services - 1.7%
425	Anthem, Inc., 2.75%, 10/15/42 (g)	1,217,625
	Molina Healthcare, Inc.,
595	1.125%, 1/15/20	1,019,309
495	1.625%, 8/15/44 (g)	613,491
1,055	Teladoc, Inc., 3.00%, 12/15/22 (a)(b)	1,140,059
		3,990,484
Home Builders - 0.6%
825	CalAtlantic Group, Inc., 1.625%, 5/15/18 (g)	1,301,438

Insurance - 0.8%
2,510	AmTrust Financial Services, Inc., 2.75%, 12/15/44 (g)	1,876,225

Internet - 7.7%
2,255	Altaba, Inc., zero coupon, 12/1/18 (g)	3,106,262
1,040	Ctrip.com International Ltd., 1.25%, 9/15/22 (g)	1,085,500
1,650	IAC FinanceCo, Inc., 0.875%, 10/1/22 (a)(b)	1,785,094
850	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	871,250
1,270	Palo Alto Networks, Inc., zero coupon, 7/1/19 (g)	1,776,412
1,310	Pandora Media, Inc., 1.75%, 12/1/20 (g)	1,229,763
2,625	Priceline Group, Inc., 0.90%, 9/15/21	3,136,875
600	VeriSign, Inc., 4.702%, 8/15/37 (g)	1,888,125
1,205	Wayfair, Inc., 0.375%, 9/1/22 (a)(b)	1,180,147
1,095	Weibo Corp., 1.25%, 11/15/22 (a)(b)	1,144,275
650	Zillow Group, Inc., 2.00%, 12/1/21 (a)(b)	715,813
		17,919,516
Iron/Steel - 0.5%
595	Allegheny Technologies, Inc., 4.75%, 7/1/22 (g)	1,135,334

Lodging - 0.7%
825	Caesars Entertainment Corp., 5.00%, 10/1/24 (a)(g)	1,623,187

Media - 2.6%
	DISH Network Corp. (g),
1,040	2.375%, 3/15/24 (a)(b)	1,001,650
1,965	3.375%, 8/15/26	2,123,428
1,055	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)(g)	1,196,766
1,495	Liberty Media Corp., 1.00%, 1/30/23 (a)(b)	1,790,262
		6,112,106
Metal Fabricate/Hardware - 0.7%
1,450	RTI International Metals, Inc., 1.625%, 10/15/19 (g)	1,608,594

Mining - 0.1%
205	Royal Gold, Inc., 2.875%, 6/15/19 (g)	225,628

Oil, Gas & Consumable Fuels - 3.9%
1,670	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)(g)	1,487,344
1,185	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(b)(g)	1,004,288
2,620	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)(g)	1,938,800
1,050	Oasis Petroleum, Inc., 2.625%, 9/15/23 (g)	1,158,937
765	PDC Energy, Inc., 1.125%, 9/15/21 (g)	750,656
1,690	SM Energy Co., 1.50%, 7/1/21 (g)	1,629,794
1,210	Weatherford International Ltd., 5.875%, 7/1/21 (g)	1,223,612
		9,193,431
Pharmaceuticals - 4.0%
340	Array BioPharma, Inc., 3.00%, 6/1/20 (g)	532,525
650	Depomed, Inc., 2.50%, 9/1/21 (g)	472,063
880	DexCom, Inc., 0.75%, 5/15/22 (a)(b)(g)	782,650
1,350	Flexion Therapeutics, Inc., 3.375%, 5/1/24 (a)(b)(g)	1,533,931
1,360	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	1,249,500
	Jazz Investments I Ltd.,
350	1.50%, 8/15/24 (a)(b)	334,469
1,460	1.875%, 8/15/21	1,507,450
1,580	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	1,814,037
185	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)(b)(g)	222,578

960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	847,800
		9,297,003
Pipelines - 0.6%
2,120	Cheniere Energy, Inc., 4.25%, 3/15/45 (g)	1,485,325

Semiconductors - 7.2%
530	Advanced Micro Devices, Inc., 2.125%, 9/1/26 (g)	836,738
1,460	Cypress Semiconductor Corp., 4.50%, 1/15/22 (g)	1,967,350
1,825	Intel Corp., 3.25%, 8/1/39 (g)	3,972,806
2,805	Microchip Technology, Inc., 1.625%, 2/15/27 (a)(b)	3,546,572
2,330	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G (g)	3,623,150
1,030	Synaptics, Inc., 0.50%, 6/15/22 (a)(b)	928,287
1,400	Teradyne, Inc., 1.25%, 12/15/23 (a)(b)	2,023,875
		16,898,778
Software - 11.3%
1,145	Citrix Systems, Inc., 0.50%, 4/15/19	1,406,919
1,630	Envestnet, Inc., 1.75%, 12/15/19 (g)	1,756,325
1,025	Evolent Health, Inc., 2.00%, 12/1/21 (a)(b)(g)	1,098,672
1,595	HubSpot, Inc., 0.25%, 6/1/22 (a)(b)(g)	1,802,350
1,040	Medidata Solutions, Inc., 1.00%, 8/1/18	1,386,450
1,675	Nice Systems, Inc., 1.25%, 1/15/24 (a)(b)	1,935,672
	Nuance Communications, Inc. (g),
1,250	1.25%, 4/1/25 (a)(b)	1,178,906
975	1.50%, 11/1/35	956,109
1,425	Proofpoint, Inc., 0.75%, 6/15/20	1,842,703
1,900	PROS Holdings, Inc., 2.00%, 6/1/47 (a)(b)	1,662,500
1,635	RealPage, Inc., 1.50%, 11/15/22 (a)(b)	2,014,115
1,465	Salesforce.com, Inc., 0.25%, 4/1/18 (g)	2,254,269
2,255	ServiceNow, Inc., zero coupon, 6/1/22 (a)(b)	2,539,694
935	Synchronoss Technologies, Inc., 0.75%, 8/15/19 (g)	878,316
1,515	Verint Systems, Inc., 1.50%, 6/1/21 (g)	1,491,328
2,025	Workday, Inc., 0.25%, 10/1/22 (a)(b)	2,051,578
		26,255,906
Telecommunications - 1.5%
555	CalAmp Corp., 1.625%, 5/15/20 (g)	593,850
575	Ciena Corp., 3.75%, 10/15/18 (g)	681,375
1,495	Gogo, Inc., 3.75%, 3/1/20 (g)	1,334,287
880	Viavi Solutions, Inc., 1.00%, 3/1/24 (a)(b)	883,850
		3,493,362
Transportation - 1.7%
840	Air Transport Services Group, Inc., 1.125%, 10/15/24 (a)(b)(g)	880,425
810	Atlas Air Worldwide Holdings, Inc., 1.875%, 6/1/24 (g)	987,188
1,710	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)(g)	2,008,181
		3,875,794

Total Convertible Bonds & Notes (cost-$158,863,846)		151,901,036

Shares
COMMON STOCK - 36.0%
Aerospace & Defense - 0.9%
7,900	Boeing Co.	2,038,042

Automobiles - 0.6%
104,700	Ford Motor Co. (g)	1,284,669

Banks - 1.5%
48,300	Bank of America Corp.	1,322,937
10,600	JPMorgan Chase & Co.	1,066,466
20,300	Wells Fargo & Co. (g)	1,139,642
		3,529,045
Beverages - 0.7%
14,200	PepsiCo, Inc.	1,565,266

Biotechnology - 3.2%
21,600	AbbVie, Inc. (g)	1,949,400
8,700	Amgen, Inc. (g)	1,524,414
4,200	Biogen, Inc. (g)(i)	1,308,972
2,100	Bioverativ, Inc. (i)	118,650

18,600	Gilead Sciences, Inc. (g)	1,394,256
1,843	Regeneron Pharmaceuticals, Inc. (g)(i)	742,029
3,500	Vertex Pharmaceuticals, Inc. (g)(i)	511,805
		7,549,526
Building Products - 0.5%
30,252	Johnson Controls International PLC (g)	1,252,130

Chemicals - 0.8%
16,600	Chemours Co. (g)	939,726
11,400	DowDuPont, Inc.	824,334
		1,764,060
Construction & Engineering - 0.3%
15,300	Fluor Corp. (g)	659,277

Diversified Telecommunication Services - 0.5%
25,100	Verizon Communications, Inc. (g)	1,201,537

Electronic Equipment, Instruments & Components - 0.4%
9,600	Amphenol Corp., Class A	835,200

Energy Equipment & Services - 0.4%
15,000	Schlumberger Ltd. (g)	960,000

Food & Staples Retailing - 1.6%
8,400	Costco Wholesale Corp.	1,353,072
37,600	Kroger Co. (g)	778,320
22,400	Walgreens Boots Alliance, Inc. (g)	1,484,448
		3,615,840
Healthcare Equipment & Supplies - 0.6%
21,400	Baxter International, Inc. (g)	1,379,658

Healthcare Providers & Services - 1.8%
20,825	Envision Healthcare Corp. (g)(i)	887,145
9,300	McKesson Corp. (g)	1,282,284
9,500	UnitedHealth Group, Inc.	1,997,090
		4,166,519
Hotels, Restaurants & Leisure - 1.5%
9,100	McDonald’s Corp.	1,518,881
19,900	MGM Resorts International	623,865
25,700	Starbucks Corp. (g)	1,409,388
		3,552,134
Industrial Conglomerates - 1.0%
6,500	3M Co. (g)	1,496,235
35,500	General Electric Co. (g)	715,680
		2,211,915
Internet & Catalog Retail - 1.1%
2,250	Amazon.com, Inc. (i)	2,486,880

Internet Software & Services - 2.9%
9,100	Alibaba Group Holding Ltd., ADR (i)	1,682,499
2,500	Alphabet, Inc., Class A (g)(i)	2,582,600
14,200	Facebook, Inc., Class A (g)(i)	2,556,852
		6,821,951
IT Services - 2.0%
7,400	International Business Machines Corp. (g)	1,140,044
28,600	Square, Inc., Class A (g)(i)	1,063,634
22,900	Visa, Inc., Class A (g)	2,518,542
		4,722,220
Machinery - 1.4%
15,000	Caterpillar, Inc. (g)	2,037,000
9,500	Deere & Co.	1,262,360
		3,299,360
Media - 1.5%
44,000	Comcast Corp., Class A	1,585,320
13,573	LiveStyle, Inc. (d)(f)(i)(k)	1

18,700	Walt Disney Co. (g)	1,829,047
		3,414,368
Multi-Line Retail - 0.6%
25,100	Target Corp. (g)	1,481,904

Oil, Gas & Consumable Fuels - 0.6%
8,100	Occidental Petroleum Corp. (g)	523,017
10,700	Valero Energy Corp. (g)	844,123
		1,367,140
Pharmaceuticals - 0.5%
20,300	Bristol-Myers Squibb Co. (g)	1,251,698

Road & Rail - 0.7%
14,900	Union Pacific Corp. (g)	1,725,271

Semiconductors & Semiconductor Equipment - 3.3%
7,400	Broadcom Ltd.	1,952,934
27,000	Intel Corp. (g)	1,228,230
10,600	NVIDIA Corp.	2,192,186
17,200	QUALCOMM, Inc. (g)	877,372
15,900	Texas Instruments, Inc. (g)	1,537,371
		7,788,093
Software - 3.0%
9,600	Adobe Systems, Inc. (i)	1,681,536
32,100	Microsoft Corp. (g)	2,670,078
19,300	Oracle Corp. (g)	982,370
3,300	ServiceNow, Inc. (i)	417,021
11,800	Take-Two Interactive Software, Inc. (i)	1,305,670
		7,056,675
Specialty Retail - 0.9%
12,300	Home Depot, Inc. (g)	2,039,094

Technology Hardware, Storage & Peripherals - 1.2%
16,800	Apple, Inc.	2,839,872

Total Common Stock (cost-$91,386,775)		83,859,344

Principal Amount (000s)
CORPORATE BONDS & NOTES - 31.7%
Aerospace & Defense - 1.1%
$1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(g)	1,050,000
435	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	444,244
1,000	TransDigm, Inc., 6.50%, 5/15/25 (g)	1,033,750
		2,527,994
Apparel & Textiles - 0.1%
165	Hanesbrands, Inc., 4.625%, 5/15/24 (a)(b)(g)	170,569

Banks - 0.4%
160	CIT Group, Inc., 5.00%, 8/15/22 (g)	172,400
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	728,592
		900,992
Building Materials - 0.3%
565	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)(g)	598,900

Chemicals - 1.5%
1,000	Chemours Co., 7.00%, 5/15/25 (g)	1,120,000
305	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	330,925
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(g)	1,038,750
85	Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)(b)	89,675
540	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	569,025
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(g)	385,988
		3,534,363

Commercial Services - 1.9%
	Cardtronics, Inc. (g),
1,000	5.125%, 8/1/22	1,025,000
190	5.50%, 5/1/25 (a)(b)	189,525
350	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(g)	309,750
300	Gartner, Inc., 5.125%, 4/1/25 (a)(b)(g)	318,000
365	KAR Auction Services, Inc., 5.125%, 6/1/25 (a)(b)	378,688
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	857,812
	United Rentals North America, Inc.,
185	4.625%, 10/15/25	189,856
1,000	5.50%, 7/15/25 (g)	1,072,500
		4,341,131
Computers - 0.6%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	574,162
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(g)	511,250
310	Western Digital Corp., 10.50%, 4/1/24	364,560
		1,449,972
Distribution/Wholesale - 0.2%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (a)(b)(g)	524,081

Diversified Financial Services - 2.4%
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (g)	1,335,000
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (g)	1,166,802
1,000	Nationstar Mortgage LLC, 7.875%, 10/1/20 (g)	1,023,125
1,000	Navient Corp., 8.45%, 6/15/18 (g)	1,040,000
1,000	Springleaf Finance Corp., 6.90%, 12/15/17 (g)	1,005,050
		5,569,977
Electric Utilities - 0.8%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (g)	1,065,000
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	870,000
		1,935,000
Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (g)	554,250
435	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	470,344
		1,024,594
Entertainment - 1.0%
185	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	184,075
	Cedar Fair L.P. (g),
750	5.375%, 6/1/24	793,125
190	5.375%, 4/15/27 (a)(b)	201,163
1,000	International Game Technology PLC, 6.25%, 2/15/22 (a)(b)(g)	1,104,700
		2,283,063
Equity Real Estate Investment Trusts (REITs) - 0.1%
	CyrusOne L.P. (a)(b)(g),
210	5.00%, 3/15/24	220,763
60	5.375%, 3/15/27	64,275
		285,038
Food & Beverage - 0.9%
170	Albertsons Cos. LLC, 6.625%, 6/15/24 (g)	160,650
380	Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (a)(b)	400,425
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)	516,656
1,000	SUPERVALU, Inc., 6.75%, 6/1/21 (g)	952,500
		2,030,231
Healthcare-Products - 0.1%
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)(g)	267,150

Healthcare-Services - 1.9%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	735,000
310	DaVita, Inc., 5.125%, 7/15/24 (g)	311,357
185	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)(g)	192,631
1,000	HCA, Inc., 7.50%, 2/15/22 (g)	1,137,500
1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23 (g)	980,000
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (g)	1,005,000
		4,361,488
Home Builders - 0.8%
375	Beazer Homes USA, Inc., 8.75%, 3/15/22 (g)	417,637

365	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(g)	373,669
1,000	KB Home, 8.00%, 3/15/20 (g)	1,117,500
		1,908,806
Internet - 0.2%
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)	319,487
90	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)	95,063
		414,550
Iron/Steel - 0.4%
	AK Steel Corp. (g),
205	7.00%, 3/15/27	207,563
265	7.50%, 7/15/23	288,187
445	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	486,719
		982,469
Lodging - 0.9%
1,000	MGM Resorts International, 6.625%, 12/15/21 (g)	1,120,000
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	1,052,500
		2,172,500
Machinery-Construction & Mining - 0.2%
360	Terex Corp., 5.625%, 2/1/25 (a)(b)	383,850

Machinery-Diversified - 0.1%
250	Tennant Co., 5.625%, 5/1/25 (a)(b)	262,187
71	Zebra Technologies Corp., 7.25%, 10/15/22 (g)	75,127
		337,314
Media - 2.6%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (g)	1,110,000
	CCO Holdings LLC (g),
125	5.125%, 5/1/27 (a)(b)	126,406
500	5.75%, 1/15/24	520,625
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (g)	1,040,000
425	CSC Holdings LLC, 6.75%, 11/15/21 (g)	469,625
750	DISH DBS Corp., 5.875%, 7/15/22 (g)	757,500
500	LIN Television Corp., 5.875%, 11/15/22	523,125
500	McClatchy Co., 9.00%, 12/15/22	522,500
1,000	Mediacom Broadband LLC, 6.375%, 4/1/23 (g)	1,045,000
		6,114,781
Metal Fabricate/Hardware - 0.1%
270	Park-Ohio Industries, Inc., 6.625%, 4/15/27	294,300

Mining - 0.6%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	340,539
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22 (g)	555,800
	Hudbay Minerals, Inc. (a)(b)(g),
80	7.25%, 1/15/23	86,600
270	7.625%, 1/15/25	299,025
		1,281,964
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	306,375

Oil, Gas & Consumable Fuels - 4.2%
235	AmeriGas Partners L.P., 5.875%, 8/20/26 (g)	245,575
1,000	BreitBurn Energy Partners L.P., 8.625%, 10/15/20 (c)(g)	35,000
250	Callon Petroleum Co., 6.125%, 10/1/24 (g)	261,250
560	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21 (g)	550,900
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)	1,022,500
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (g)	1,032,500
2,030	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)(g)	2,090,900
1,000	CVR Refining LLC, 6.50%, 11/1/22 (g)	1,032,500
45	Noble Holding International Ltd., 7.75%, 1/15/24	40,500
1,000	Rice Energy, Inc., 6.25%, 5/1/22 (g)	1,047,650
1,000	Sanchez Energy Corp., 6.125%, 1/15/23 (g)	840,000
1,000	Sunoco L.P., 6.375%, 4/1/23 (g)	1,067,500
320	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	330,800
165	Weatherford International Ltd., 8.25%, 6/15/23	166,237
		9,763,812

Paper & Forest Products - 0.2%
525	Mercer International, Inc., 7.75%, 12/1/22	557,484

Pharmaceuticals - 1.0%
615	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)(g)	498,150
1,000	Horizon Pharma, Inc., 6.625%, 5/1/23 (g)	990,000
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (a)(b)(g)	843,750
		2,331,900
Pipelines - 0.9%
1,000	Energy Transfer Equity L.P., 5.875%, 1/15/24 (g)	1,090,000
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (g)	1,121,579
		2,211,579
Real Estate - 0.8%
500	Equinix, Inc., 5.375%, 1/1/22 (g)	523,665
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	1,038,750
360	Uniti Group L.P., 8.25%, 10/15/23 (g)	347,400
		1,909,815
Retail - 0.5%
500	Dollar Tree, Inc., 5.75%, 3/1/23 (g)	528,125
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(g)	595,000
		1,123,125
Semiconductors - 0.9%
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (g)	1,035,000
500	Qorvo, Inc., 7.00%, 12/1/25	572,025
400	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(g)	445,500
		2,052,525
Software - 0.4%
340	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)(g)	366,350
230	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	242,794
290	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	307,762
		916,906
Telecommunications - 3.0%
390	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	390,000
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	985,000
700	Frontier Communications Corp., 10.50%, 9/15/22 (g)	615,790
355	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(g)	379,406
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,126,125
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	523,750
1,000	Sprint Communications, Inc., 6.00%, 11/15/22 (g)	1,052,500
1,000	T-Mobile USA, Inc., 6.836%, 4/28/23 (g)	1,057,500
1,000	Windstream Services LLC, 7.50%, 6/1/22	750,000
		6,880,071
Transportation - 0.1%
200	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)(g)	210,786

Total Corporate Bonds & Notes (cost-$74,258,484)		73,959,455

Shares
CONVERTIBLE PREFERRED STOCK - 9.2%
Banks - 0.9%
1,625	Wells Fargo & Co., 7.50%, Ser. L (e)	2,128,750

Commercial Services & Supplies - 0.6%
23,485	Stericycle, Inc., 5.25%, 9/15/18 (g)	1,337,236

Diversified Telecommunication Services - 0.2%
24,375	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A (g)	484,575

Electric Utilities - 0.3%
11,470	NextEra Energy, Inc., 6.123%, 9/1/19	653,790

Equity Real Estate Investment Trusts (REITs) - 1.6%
14,985	American Tower Corp., 5.50%, 2/15/18 (g)	1,890,657

1,700	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	1,869,847
		3,760,504
Food & Beverage - 0.7%
10,510	Post Holdings, Inc., 2.50% (e)(g)	1,651,384

Hand/Machine Tools - 0.8%
15,005	Stanley Black & Decker, Inc., 5.375%, 5/15/20	1,774,641

Healthcare Providers & Services - 0.8%
37,540	Anthem, Inc., 5.25%, 5/1/18 (g)	2,000,131

Healthcare-Products - 1.0%
41,235	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A (g)	2,347,509

Independent Power Producers & Energy Traders - 0.2%
6,130	Dynegy, Inc., 7.00%, 7/1/19 (g)	502,660

Oil, Gas & Consumable Fuels - 0.7%
23,355	Hess Corp., 8.00%, 2/1/19 (g)	1,289,196
27,685	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B (g)	352,430
		1,641,626
Pharmaceuticals - 1.4%
3,895	Allergan PLC, 5.50%, 3/1/18, Ser. A (g)	2,507,173
2,310	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (g)	659,389
		3,166,562

Total Convertible Preferred Stock (cost-$29,256,740)		21,449,368

PREFERRED STOCK (a)(d)(f)(i)(k) - 0.5%
Media - 0.5%
1,248	LiveStyle, Inc., Ser.A	124,800
11,496	LiveStyle, Inc., Ser.B	1,149,600
1,250	LiveStyle, Inc., Ser.B	13
Total Preferred Stock (cost-$2,499,840)		1,274,413

Units
WARRANTS (a)(d)(f)(i) - 0.0%
Commercial Services - 0.0%
37,000	Cenveo, Inc., strike price $12.00, expires 6/10/24	1,436

Media - 0.0%
3,000	LiveStyle, Inc. Ser.C,expires 11/30/21 (k)	1
Total Warrants (cost-$10,113)		1,437

Principal Amount (000s)
Repurchase Agreements - 4.1%
$9,467	State Street Bank and Trust Co., dated 10/31/17, 0.12%, due 11/1/17, proceeds $9,467,032; collateralized by U.S. Treasury Bonds, 3.625%, due 8/15/43, valued at $9,661,168 including accrued interest (cost-$9,467,000)	9,467,000

Total Investments, before options written (cost-$365,742,798) - 146.7%		341,912,053

Total Options Written - (0.00)% (premiums received-$57,226) (i)(j)(l)		(70,558)

Total Investments, net of options written (cost-$365,685,572) (m) - 146.7%		341,841,495
Other liabilities in excess of other assets - (46.7)%		(108,824,754)
Net Assets - 100.0%		$233,016,741

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)                     Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $84,601,983, representing 36.3% of net assets.

(b)                     144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $81,554,462, representing 35.0% of net assets.

(c)                      In default.

(d)                     Fair-Valued—Securities with an aggregate value of $1,275,851, representing 0.5% of net assets.

(e)                      Perpetual maturity. The date shown, if any, is the next call date.

(f)                       Level 3 security.

(g)                      All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.

(h)                     Restricted. The aggregate acquisition cost of such security is $3,475,717. The aggregate value is $76,999, representing less than 0.05% of net assets.

(i)                         Non-income producing.

(j)                        Exchange traded-Chicago Board Options Exchange.

(k)                     A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5 % of net assets.

(l)                         Exchange traded option contracts outstanding at October 31, 2017:

Options written contracts outstanding at October 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	250.00 USD	11/17/17	(35)	$(3,500)	$(350)	$(1,048)	$698
AbbVie, Inc.	100.00 USD	11/17/17	(55)	(5,500)	(522)	(4,970)	4,448
Alphabet, Inc.	1,080.00 USD	11/17/17	(15)	(1,500)	(4,988)	(6,119)	1,131
Amgen, Inc.	192.50 USD	11/17/17	(45)	(4,500)	(337)	(1,764)	1,427
Caterpillar, Inc.	150.00 USD	12/15/17	(75)	(7,500)	(1,988)	(3,476)	1,488
Chemours Co.	65.00 USD	11/17/17	(85)	(8,500)	(1,700)	(2,690)	990
Facebook, Inc.	190.00 USD	11/17/17	(75)	(7,500)	(15,000)	(8,226)	(6,774)
Home Depot, Inc.	170.00 USD	11/17/17	(65)	(6,500)	(8,450)	(8,317)	(133)
Intel Corp.	47.00 USD	12/15/17	(160)	(16,000)	(9,280)	(3,036)	(6,244)
Microsoft Corp.	84.00 USD	11/17/17	(115)	(11,500)	(8,050)	(2,920)	(5,130)
Square, Inc.	40.00 USD	11/17/17	(145)	(14,500)	(13,775)	(2,386)	(11,389)
Texas Instruments, Inc.	102.00 USD	11/17/17	(80)	(8,000)	(1,240)	(2,717)	1,477
Union Pacific Corp.	125.00 USD	11/17/17	(75)	(7,500)	(600)	(4,295)	3,695
Valero Energy Corp.	81.00 USD	11/17/17	(54)	(5,400)	(1,728)	(1,726)	(2)
Vertex Pharmaceuticals, Inc.	165.00 USD	11/17/17	(10)	(1,000)	(450)	(390)	(60)
Visa, Inc.	115.00 USD	11/17/17	(105)	(10,500)	(2,100)	(3,146)	1,046
Total options written contracts					$(70,558)	$(57,226)	$(13,332)

(m)                 At October 31, 2017, the aggregate cost basis of portfolio securities for federal income tax purposes was $366,848,549. Gross unrealized appreciation was $12,016,369; gross unrealized depreciation was $37,023,423; and net unrealized depreciation was $25,007,054. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/17
Investments in Securities - Assets
Convertible Bonds & Notes	—	$151,901,036	—	$151,901,036
Common Stock:
Media	$3,414,367	—	$1	3,414,368
All Other	80,444,976	—	—	80,444,976
Corporate Bonds & Notes	—	73,959,455	—	73,959,455
Convertible Preferred Stock:
Food & Beverage	—	1,651,384	—	1,651,384
Healthcare-Products	—	2,347,509	—	2,347,509
Pharmaceuticals	2,507,173	659,389	—	3,166,562
All Other	14,283,913	—	—	14,283,913
Preferred Stock	—	—	1,274,413	1,274,413
Warrants	—	—	1,437	1,437
Repurchase Agreements	—	9,467,000	—	9,467,000
	100,650,429	239,985,773	1,275,851	341,912,053
Investments in Securities - Liabilities
Options Written:
Market Price	(70,558)	—	—	(70,558)
Totals	$100,579,871	$239,985,773	$1,275,851	$341,841,495

At October 31, 2017, the Fund had no transfers between levels.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2017, was as follows:

	Beginning Balance 1/31/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 10/31/17
Investments in Securities - Assets
Common Stock:
Media	$1	—	—	—	—	—	—	—	$1
Preferred Stock	1,165,086	—	—	—	—	$109,327	—	—	1,274,413
Warrants	10,634	—	—	—	—	(9,197)	—	—	1,437
Totals	$1,175,721	—	—	—	—	$100,130	—	—	$1,275,851

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2017:

	Ending Balance at 10/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Preferred Stock	$1,274,400	Market and Company Comparables	EV Multiples	0.75x (0.31x-1.23x)
			Illiquidity Discount	20%
Warrants	$1,436	Black Scholes Model	Volatility	71%

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2017 was $100,130.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017